Financial Risk Management - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Post tax profit loss if interest rate changed by 100 basis points	$ 98,738	$ 445,024
Undrawn borrowing facilities	$ 62,000